FAMCO MLP & Energy Income Fund
SUMMARY SECTION
Investment Objectives
FAMCO MLP & Energy Income Fund (the “Fund”) primarily seeks current income and secondarily seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 17 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FAMCO MLP & Energy Income Fund (USD $)	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.50%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%	[1]	1.00%	[1]	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%		2.00%
Wire Fee	20.00		20.00		20.00
Overnight check delivery fee	15.00		15.00		15.00
Retirement account fees (annual maintenance and full redemption requests)	15.00		15.00		15.00
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FAMCO MLP & Energy Income Fund		Class A Shares	Class C Shares	Class I Shares
Management fees		1.00%	1.00%	1.00%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses		0.36%	0.36%	0.36%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual fund operating expenses	[1]	1.62%	2.37%	1.37%
Fee waiver and/or expense reimbursements	[2]	(0.11%)	(0.11%)	(0.11%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.51%	2.26%	1.26%
[1]	The total annual fund operating expenses and total fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until March 31, 2014, and may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement to the extent a class's total annual fund operating expenses do not exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FAMCO MLP & Energy Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	795	1,023	1,373	2,357
Class C Shares	329	729	1,255	2,698
Class I Shares	128	423	739	1,637

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FAMCO MLP & Energy Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	695	1,023	1,373	2,357
Class C Shares	229	729	1,255	2,698
Class I Shares	128	423	739	1,637

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total assets in publicly traded equity and debt securities of master limited partnerships (“MLPs”), and in publicly traded equity and debt securities of other companies, focused in the energy infrastructure sector. The Fund’s investments will include securities of MLPs and their parent companies and other affiliates (collectively “MLP Entities”). The Fund’s advisor considers the energy infrastructure sector to be comprised of companies that engage in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of electricity; water and wastewater treatment, distribution and disposal; or the generation, transportation and sale of alternative, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy. The Fund’s advisor considers a company to be in the energy infrastructure sector if at least 50% of the company’s assets are utilized in one or more of these activities. The Fund will also invest in MLP Entities and other companies operating in the natural resources sector, which includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies.

The Fund intends to limit its direct investment in MLP equity units to 25% of the Fund’s total assets. However, the Fund’s advisor will seek to invest the Fund’s remaining assets in such a way as to provide, in total, a high level of correlation with MLP equities. These other investments may include equity and debt securities of entities that own interests in MLPs or assets owned in common with MLPs. The Fund will also invest in securities of entities that operate in industries similar to MLPs, such as energy infrastructure, even though such entities have no direct affiliation with an MLP.

The Fund will purchase securities across the capital structure of MLP Entities, including equity and debt securities of MLPs and their affiliates. The Fund may invest in equity securities of MLP Entities and other issuers without regard for their market capitalizations.

The Fund’s advisor intends to allocate the Fund’s assets towards the mix of equity and debt securities it deems appropriate based upon its view of economic, market, and political conditions. As a result of this asset allocation the Fund’s portfolio may, at times, be significantly invested in either equity or debt securities, or both. The Fund will only purchase debt securities which, at the time of acquisition, are rated at least B3 by Moody’s or B- by Standard & Poor’s or are comparably rated by another statistical rating organization, or, if unrated, are determined by the Fund’s advisor to be of comparable credit quality. The Fund may invest in debt securities of any maturity. The Fund is classified as “non-diversified” under the Investment Company Act, which means that it may invest in the securities of relatively few issuers.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

• Market Risk. Market risk is the risk that the Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

• Sector Concentration Risk. The Fund’s investments will be concentrated in the energy infrastructure sector. The focus of the Fund’s portfolio on a specific sector may present more risks than if the portfolio were broadly diversified over numerous sectors.

• MLP Units Risk. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

• General MLP Risk. MLPs historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, MLPs may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, a significant portion of the market value of an MLP may be based upon its current yield. Accordingly, the prices of MLP units may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

• Energy and Natural Resource Company Risk. Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following: supply and demand risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, and natural resources sector risk.

• Small Capitalization Risk. Small capitalization companies often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price than the Fund would like.

• Credit Risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely payments of interest or principal.

• Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and lower rated securities are more volatile than higher rated securities.

• High Yield Securities Risk. High yield securities, also known as “junk bonds”, are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

• Tax Risk. The Fund has elected to be treated, and intends to qualify each year for treatment, as a “regulated investment company” under the U.S. Internal Revenue Code of 1986 (the “Code”). To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in detail below under “Federal Income Tax Consequences.”

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

• Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

• Advisor Risk. The skill of the Fund’s advisor plays a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the advisor’s ability to select securities.

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the performance of the Fund with the performance of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	16.15%	Quarter Ended 12/31/2011
Lowest Calendar Quarter Return at NAV	(8.26) %	Quarter Ended 9/30/2011

Average Annual Total Returns FAMCO MLP & Energy Income Fund		1 Year	Since Inception	Inception Date
Class I Shares		6.29%	11.46%	Dec. 27, 2010
Class I Shares - Return After Taxes on Distributions	[1]	5.63%	10.69%	Dec. 27, 2010
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.41%	9.63%	Dec. 27, 2010
Class A Shares		0.29%	8.18%	May 18, 2011
Class C Shares		4.12%	10.75%	Apr. 02, 2012
Alerian MLP Index (does not reflect deduction for fees, expenses or taxes)		4.80%	10.15%	Dec. 27, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown furthermore, the and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Class I Shares and after-tax returns for other classes will vary.

Class A started on May 18, 2011. Class C started on April 2, 2012. Class I started on December 27, 2010. The performance figures for Class A include the performance for the Class I for the periods prior to the start date of Class A. Class A and Class C impose higher expenses than that of Class I. For the index shown, the measurement period used in computing the returns for the “Since Inception” period begins on December 27, 2010.